UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2004
                         --------------

Date of reporting period:  September 30, 2003
                           ------------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                            (THE PERKINS FUNDS LOGO)

                               SEMI-ANNUAL REPORT

                                Six Months Ended
                               September 30, 2003

October 24, 2003

Dear Shareholders:

In our last letter, we talked about an intermediate-term rally which we felt began in October of 2002. We cited several factors, including the four-year "presidential cycle", in which the market typically posts a bottom in October of the second year of a presidential term and the fact that five of the last ten bear markets had ended in October. This pattern has held up well this year. After a pullback into March, we have had a strong rally into the fall. If this market continues to follow the presidential cycle, this rally should continue through next year, after a pullback into the spring. The average gain between the mid-election year low and the high of the following year is about 50%. If we have an average gain this time around, it would mean about 1160 on the S&P
500. With the S&P 500 at 1029 currently, this would also indicate that we have a ways to go in terms of the market in general. In terms of small-cap stocks, we have presented charts and tables in previous letters, showing that small-cap stocks have historically outperformed large-caps coming out of recessions and that the large-cap/small-cap cycle was in favor of small-caps. We continue to believe that small-caps should outperform the market for some time going forward.

The Perkins Discovery Fund has done very well since the October 2002 bottom with positive performance in both the fourth quarter of 2002 (+5.19%) and the first three quarters of 2003 (+51.03%). The Perkins Opportunity Fund also did very well during the fourth quarter of 2002 (+12.84%); however, it is down year to date (-9.73%) due to a bad first quarter that was not quite offset by up second and third quarters. The majority of this decline in the first quarter was the result of one holding, Insignia Systems, Inc. Due to price appreciation, Insignia had become a large part of the portfolio, about 33% as of our September 30, 2002 semi-annual report. Although we sold 3.3% of the position in October 2002, we decided to keep the majority (19.3% as of March 31, 2003) because we believed the company was entering a period of strong revenue growth combined with significant operating leverage. We still believe that; however, like many companies, Insignia experienced a soft first quarter of 2003 and has now announced that they expect the fourth quarter to be soft also, after good second and third quarters. We have had discussions with management and believe the company holds significant promise for the future. We believe, given time, Insignia will recover its lost ground and contribute to positive performance for the fund.

As we mentioned in our last letter, the Perkins Opportunity Fund has a significant tax loss carry-forward. Part of that carryforward was used up last year; however, as of September 30, 2003, approximately $10.9 million remains. This means that the Fund may be able to take up to $8.37 per share of capital gains in the future without having to make a taxable distribution. This represents a significant shelter for taxable accounts and may work to the advantage of new investors and long-term shareholders when the Fund is performing well. The Fund has many good holdings that have the potential for capital appreciation and will not have to distribute any tax liability until its carryforward is used up.

We believe the Discovery Fund, which is just five years old, is well positioned in micro-cap growth stocks, i.e., those with less than a $100 million market capitalization. There have been plenty to choose from, as the price decline in small-cap stocks moved many into the micro-cap category.

The following table shows the Funds' returns by year and since inception, compared to several popular indices.

                               PERKINS      PERKINS
                              DISCOVERY   OPPORTUNITY   RUSSELL      NASDAQ        S&P
                                 FUND        FUND         2000      COMPOSITE      500
 CALENDAR PERIOD               (PDFDX)      (POFDX)      INDEX        INDEX       INDEX
 ---------------              ---------   -----------   -------     ---------     -----
 1993 (Partial Year)                --      39.52%       17.62%      17.26%       10.67%
 1994                               --      14.85%      (3.18)%     (3.20)%        1.27%
 1995                               --      70.35%       26.21%      39.92%       37.53%
 1996                               --     (7.33)%       14.76%      22.71%       22.99%
 1997                               --    (17.08)%       20.52%      21.64%       33.34%
 1998 - Discovery (Part Yr)      9.67%          --     (11.23)%      21.34%       12.84%
      - Opportunity                 --    (16.01)%      (3.45)%      39.63%       28.57%
 1999                           67.54%      98.58%       19.62%      85.58%       21.03%
 2000                            7.61%    (29.26)%      (4.20)%    (39.29)%      (9.15)%
 2001                           17.76%      17.66%        1.03%    (21.05)%     (11.91)%
 2002                         (31.18)%    (16.72)%     (21.58)%    (31.53)%     (22.18)%
 2003 (YTD to 09/30/03)         51.03%     (9.73)%       27.31%      33.80%       14.70%
 Annualized - Discovery         17.51%          --        0.29%     (0.34)%      (0.59)%
 (Inception to 09/30/02)
 Annualized - Opportunity           --       7.65%        7.79%       9.79%       10.22%
 (Inception to 09/30/02)

The Discovery Fund's one-year, five-year and average annual total return since inception (April 9, 1998) through September 30, 2003 were 58.88%, 22.41% and 17.51%, respectively. The Opportunity Fund's one-year, five-year, ten-year and average annual total return since inception (February 18, 1993) through September 30, 2003 were 1.86%, 6.79%, 5.39% and 7.65%, respectively. The one-year, five-year, and ten-year returns for the indexes were: Russell 2000 Index 34.62%, 6.05%, and 6.78%, NASDAQ Composite Index 52.46%, 1.08%, and 8.88%, S&P
500 Index 24.30%, 0.97% and 10.02%.

Thank you for your continued support.

Sincerely,

/s/Richard W. Perkins                   /s/Daniel S. Perkins

Richard W. Perkins, C.F.A.              Daniel S. Perkins, C.F.A.
President                               Vice President

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

Opinions expressed above are those of Richard W. and Daniel S. Perkins and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Any tax or legal information provided is merely a summary of our understanding and interpretation of some of the current income tax regulations and is not exhaustive. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation. Neither the Perkins Funds nor any of its representatives may give legal or tax advice.

The S&P 500, Russell 2000, and NASDAQ Composite Indices are unmanaged indices commonly used to measure performance of U.S. stocks. One cannot invest directly in an index. Please refer to the schedule of investments for more information regarding fund holdings. Fund holdings are subject to change and are not recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing. Small company investing involves additional risks such as limited liquidity and greater volatility.

The Funds are distributed by Quasar Distributors, LLC.  (11/03)

                             PERKINS DISCOVERY FUND

SCHEDULE OF INVESTMENTS at September 30, 2003 (Unaudited)

  SHARES                                                               VALUE
  ------                                                               -----
COMMON STOCKS: 67.7%

COMPUTERS - MISCELLANEOUS: 9.5%
    30,000   Authentidate
               Holding Corp.*<F1>                                  $   155,100
    35,000   AMX Corp.*<F1>                                            192,150
    35,300   Delphax
               Technologies, Inc.*<F1>                                 127,080
    10,000   Intelli-Check, Inc.*<F1>                                   88,500
    50,000   Micro Component
               Technology, Inc.*<F1>                                    45,000
    15,000   Rimage Corp.*<F1>                                         201,750
    27,500   Stellent, Inc.*<F1>                                       213,400
                                                                   -----------
                                                                     1,022,980
                                                                   -----------

DISTRIBUTION - WHOLESALE: 3.7%
    25,000   CellStar Corp.*<F1>                                       197,750
    70,000   Navarre Corp.*<F1>                                        198,800
                                                                   -----------
                                                                       396,550
                                                                   -----------

ELECTRONICS: 6.1%
    14,000   Axsys
               Technologies, Inc.*<F1>                                 168,980
   100,000   BMC Industries, Inc.*<F1>                                   7,100
    10,000   Image Sensing
               Systems, Inc.*<F1>                                       73,400
    50,000   Pemstar Inc.*<F1>                                         178,000
    35,000   RF Monolithics, Inc.*<F1>                                 229,600
                                                                   -----------
                                                                       657,080
                                                                   -----------

FOOD: 3.4%
    40,000   Stake Technology Ltd.*<F1>                                370,400
                                                                   -----------

HEALTHCARE - PRODUCTS: 13.0%
    10,000   Compex
               Technologies, Inc.*<F1>                                  75,310
    65,000   Endologix, Inc.*<F1>                                      256,750
    25,000   Hypertension
               Diagnostics, Inc.*<F1>                                   11,250
    20,000   IntegraMed
               America, Inc.*<F1>                                      138,020
    20,000   MEDTOX
               Scientific, Inc.*<F1>                                   125,000
    30,000   Medwave, Inc.*<F1>                                        209,400
    17,500   Rochester
               Medical Corp.*<F1>                                      197,050
    30,000   Spectranetics Corp.*<F1>                                  193,500
    40,000   Urologix, Inc.*<F1>                                       201,200
                                                                   -----------
                                                                     1,407,480
                                                                   -----------

HEALTHCARE - SERVICES: 5.7%
    20,000   Air Methods Corp.*<F1>                                    175,600
     8,000   America Service
               Group, Inc.*<F1>                                        168,000
    15,000   American Dental
               Partners, Inc.*<F1>                                     138,750
    25,000   American Shared
               Hospital Services                                       132,000
                                                                   -----------
                                                                       614,350
                                                                   -----------

INTERNET: 3.1%
    50,000   A.D.A.M., Inc.*<F1>                                        75,000
    50,000   Art Technology
               Group, Inc.*<F1>                                        111,000
   150,000   Internet America, Inc.*<F1>                               147,000
                                                                   -----------
                                                                       333,000
                                                                   -----------

MINING: 0.8%
   150,000   Wits Basin Precious
               Minerals, Inc.*<F1>                                      82,500
                                                                   -----------

OIL & GAS: 1.9%
    20,000   Double Eagle
               Petroleum Co.*<F1>                                      204,000
                                                                   -----------

PHARMACEUTICALS: 3.1%
    70,000   Matritech, Inc.*<F1>                                      133,000
    18,000   Matrixx
               Initiatives, Inc.*<F1>                                  198,000
                                                                   -----------
                                                                       331,000
                                                                   -----------

REITS: 0.9%
    15,000   AmeriVest
               Properties, Inc.                                         98,250
                                                                   -----------

RETAIL: 7.0%
     7,500   America's
               Car-Mart, Inc.*<F1>                                     224,625
    35,000   Cost-U-Less, Inc.*<F1>                                     93,100
    20,000   Famous Dave's of
               America, Inc.*<F1>                                      103,000
    10,000   First Cash Financial
               Services, Inc.*<F1>                                     200,300
    27,500   Gadzooks, Inc.*<F1>                                       134,860
                                                                   -----------
                                                                       755,885
                                                                   -----------

TELECOMMUNICATIONS: 7.0%
    60,000   ACT
               Teleconferencing, Inc.*<F1>                             133,200
    55,000   Forgent
               Networks, Inc.*<F1>                                     181,500
    30,000   Norstan, Inc.*<F1>                                         75,000
    25,000   Q Comm
               International, Inc.*<F1>                                188,750
    50,000   WorldQuest
               Networks, Inc.*<F1>                                     175,050
                                                                   -----------
                                                                       753,500
                                                                   -----------

TRANSPORTATION: 2.5%
    22,500   Dynamex Inc.*<F1>                                         202,725
   100,000   Velocity Express Corp.*<F1>                                73,000
                                                                   -----------
                                                                       275,725
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $6,579,281)                                                  7,302,700
                                                                   -----------

RIGHTS: 0.0%

COMPUTERS: 0.0%
     2,500   Intelli-Check, Inc.
               Rts, Exp. 12/31/03*<F1>                                      --
                                                                   -----------
TOTAL RIGHTS:
  (cost $0)                                                                 --
                                                                   -----------

WARRANTS: 0.0%

HEALTHCARE - PRODUCTS: 0.0%
     4,500   Hypertension
               Diagnostics, Inc.
               Wts., Exp. 1/23/06*<F1>                                     675
                                                                   -----------

TELECOMMUNICATIONS: 0.0%
     4,000   Radyne ComStream,
               Inc. Wts., Exp. 2/8/05*<F1>                               2,760
                                                                   -----------
TOTAL WARRANTS
  (cost $0)                                                              3,435
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
SHORT-TERM INVESTMENT: 26.8%

MONEY MARKET INVESTMENT: 26.8%
$2,888,282   SEI Daily Income
               Trust Government
               Fund - Class B
               (cost $2,888,282)                                     2,888,282
                                                                   -----------
TOTAL INVESTMENTS
  IN SECURITIES
  (cost $9,467,563+<F2>):  94.5%                                    10,194,417
Other Assets less Liabilities:  5.5%                                   595,366
                                                                   -----------
NET ASSETS: 100.0%                                                 $10,789,783
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.
+<F2> At September 30, 2003, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

       Gross unrealized appreciation                               $   916,043
       Gross unrealized depreciation                                  (189,189)
                                                                   -----------
       Net unrealized appreciation                                 $   726,854
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

                            PERKINS OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at September 30, 2003 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS: 97.6%

AGRICULTURAL OPERATIONS: 1.4%
    16,537   Vector Group Ltd.                                     $   238,133
                                                                   -----------

CASINO SERVICES: 4.0%
    60,000   Scientific
               Games Corp.*<F3>                                        684,600
                                                                   -----------

COMMERCIAL SERVICES: 8.2%
    30,000   Coinstar, Inc.*<F3>                                       403,500
    25,000   G&K Services, Inc.                                        875,000
   400,000   Integrated Security
               Systems, Inc.*<F3>                                      140,000
                                                                   -----------
                                                                     1,418,500
                                                                   -----------

COMPUTERS - MISCELLANEOUS: 12.0%
   100,000   Ciprico, Inc.*<F3>                                        500,000
   175,000   Micro Component
               Technology, Inc.*<F3>                                   157,500
    50,000   M-Systems Flash
               Disk Pioneers Ltd.*<F3>                                 784,500
    80,000   Stellent, Inc.*<F3>                                       620,800
                                                                   -----------
                                                                     2,062,800
                                                                   -----------

ELECTRONICS: 20.0%
   725,000   Insignia
               Systems, Inc.*<F3>^<F4>                               3,443,750
                                                                   -----------

HEALTHCARE - PRODUCTS: 7.1%
    50,000   ATS Medical, Inc.*<F3>                                    188,000
     8,667   BriteSmile, Inc.*<F3>                                     277,257
    25,000   Del Laboratories, Inc.                                    706,250
   100,000   LecTec Corp.*<F3>                                          33,000
   175,000   SpectraScience, Inc.*<F3>                                  14,875
                                                                   -----------
                                                                     1,219,382
                                                                   -----------

HEALTHCARE - SERVICES: 6.7%
   437,500   Health Fitness Corp.*<F3>                                 428,750
   100,000   US Oncology, Inc.*<F3>                                    731,000
                                                                   -----------
                                                                     1,159,750
                                                                   -----------

NUTRITIONAL PRODUCTS: 4.1%
    30,000   NBTY, Inc.*<F3>                                           700,500
                                                                   -----------

PHARMACEUTICALS: 4.9%
    20,000   CIMA Labs, Inc.*<F3>                                      559,000
    50,000   Theragenics Corp.*<F3>                                    285,000
                                                                   -----------
                                                                       844,000
                                                                   -----------

RETAIL: 21.4%
    87,500   Appliance Recycling
               Centers of
               America, Inc.*<F3>                                      122,500
    19,286   Big Buck Brewery &
               Steakhouse, Inc.*<F3>                                     3,471
    40,000   Buca, Inc.*<F3>                                           209,200
    35,000   Cash America
               International, Inc.                                     574,000
    41,500   Guitar Center, Inc.*<F3>                                1,334,640
    45,000   Regis Corp.                                             1,444,500
                                                                   -----------
                                                                     3,688,311
                                                                   -----------

TELECOMMUNICATIONS: 7.8%
   200,000   ADC
               Telecommunications,
               Inc.*<F3>                                               466,000
   100,000   Hypercom Corp.*<F3>                                       539,000
   100,000   Norstan, Inc.*<F3>                                        250,000
    25,000   RMH
               Teleservices, Inc.*<F3>                                  94,500
                                                                   -----------
                                                                     1,349,500
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $23,057,610)                                                16,809,226
                                                                   -----------

WARRANTS: 0.2%

HEALTHCARE - PRODUCTS: 0.2%
    11,477   Possis Medical Inc.
               Wts., Exp. 3/03/04*<F3>#<F5>                             33,169
                                                                   -----------
TOTAL WARRANTS
  (cost $10,800)                                                        33,169
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
SHORT-TERM INVESTMENT: 2.6%

MONEY MARKET INVESTMENT: 2.6%
  $439,356   SEI Daily Income
               Trust Government
               Fund - Class B
               (cost $439,356)                                         439,356
                                                                   -----------
TOTAL INVESTMENTS
  IN SECURITIES
  (cost $23,507,766+<F6>):  100.4%                                  17,281,751
Liabilities in excess of
  Other Assets: (0.4)%                                                 (62,001)
                                                                   -----------
NET ASSETS: 100.0%                                                 $17,219,750
                                                                   -----------
                                                                   -----------

*<F3>  Non-income producing security.
^<F4>  Affiliated company (see Note 7).
#<F5> A security for which market quotations are not available represents 0.2% of net assets. This security has been valued at its fair value under procedures established by the Fund's Board of Trustees.
+<F6> At September 30, 2003, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

       Gross unrealized appreciation                               $   303,447
       Gross unrealized depreciation                                (6,529,462)
                                                                   -----------
       Net unrealized depreciation                                 $(6,226,015)
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

                               THE PERKINS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2003 (Unaudited)

                                                            DISCOVERY          OPPORTUNITY
                                                               FUND                FUND
                                                            ---------          -----------
ASSETS
     Investments in securities, at value
          Nonaffiliated issuers (cost $9,467,563
            and $22,233,788, respectively)                 $10,194,417         $ 13,838,001
          Affiliated issuers (cost $0 and
            $1,273,978, respectively)                               --            3,443,750
     Receivables:
          Securities sold                                      287,699                   --
          Fund shares sold                                     399,499                  819
          Dividends and interest                                 4,251                  813
     Prepaid expenses                                            5,658                5,079
                                                           -----------         ------------
               Total assets                                 10,891,524           17,288,462
                                                           -----------         ------------

LIABILITIES
     Payables:
          Securities purchased                                  63,485                   --
          Fund shares redeemed                                   2,784                   --
          Advisory fees                                          6,470               13,961
          Administration fees                                    2,425                3,700
          Custody fees                                           1,706                3,121
          Fund accounting fees                                   5,461                6,118
          Distribution fees                                      4,044               11,141
          Transfer agent fees                                    3,214               10,046
     Accrued expenses and other liabilities                     12,152               20,625
                                                           -----------         ------------
               Total liabilities                               101,741               68,712
                                                           -----------         ------------

NET ASSETS                                                 $10,789,783         $ 17,219,750
                                                           -----------         ------------
                                                           -----------         ------------

     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE ($10,789,783/546,676
       and $17,219,750/1,307,413, respectively,
       of shares authorized without par value)                  $19.74               $13.17
                                                                ------               ------
                                                                ------               ------

COMPONENTS OF NET ASSETS
     Paid-in capital                                       $10,755,024         $ 34,566,197
     Accumulated net investment loss                           (61,490)            (182,070)
     Accumulated net realized
       loss on investments                                    (630,605)         (10,938,362)
     Net unrealized appreciation
       (depreciation) on investments                           726,854           (6,226,015)
                                                           -----------         ------------
               Net assets                                  $10,789,783         $ 17,219,750
                                                           -----------         ------------
                                                           -----------         ------------

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2003
(Unaudited)

                                                  DISCOVERY         OPPORTUNITY
                                                     FUND              FUND
                                                  ---------         -----------
INVESTMENT INCOME
   Income
       Dividends                                  $    4,900        $   17,400
       Interest                                        4,732             7,748
                                                  ----------        ----------
           Total income                                9,632            25,148
                                                  ----------        ----------
   Expenses
       Advisory fees                                  28,449            86,513
       Administration fees                            15,000            21,628
       Fund accounting fees                           12,603            12,410
       Transfer agent fees                             9,982            28,243
       Distribution fees                               7,112            21,628
       Registration fees                               6,918             8,441
       Audit fees                                      6,463             7,940
       Trustee fees                                    2,984             3,473
       Custody fees                                    2,695             4,510
       Legal fees                                      2,605             3,011
       Reports to shareholders                         1,384             6,023
       Insurance expense                                 174               716
       Miscellaneous                                   2,312             2,682
                                                  ----------        ----------
           Total expenses                             98,681           207,218
           Less: fees waived and
             expenses absorbed                       (27,559)               --
                                                  ----------        ----------
           Net expenses                               71,122           207,218
                                                  ----------        ----------
               NET INVESTMENT LOSS                   (61,490)         (182,070)
                                                  ----------        ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain (loss) on investments           228,370          (407,589)
   Change in net unrealized appreciation
     on investments                                1,438,159         4,605,782
                                                  ----------        ----------
       Net realized and unrealized
         gain on investments                       1,666,529         4,198,193
                                                  ----------        ----------
           NET INCREASE IN NET ASSETS
             RESULTING FROM OPERATIONS            $1,605,039        $4,016,123
                                                  ----------        ----------
                                                  ----------        ----------

See accompanying Notes to Financial Statements.

                             PERKINS DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED         YEAR ENDED
                                                     SEPTEMBER 30, 2003#<F9>    MARCH 31, 2003
                                                     -----------------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment loss                                     $   (61,490)          $   (87,991)
   Net realized gain (loss) on investments                     228,370              (778,748)
   Change in net unrealized
     appreciation (depreciation)
     on investments                                          1,438,159              (994,852)
                                                           -----------           -----------
       NET INCREASE (DECREASE) IN NET
         ASSETS RESULTING FROM OPERATIONS                    1,605,039            (1,861,591)
                                                           -----------           -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gain                                           --               (16,864)
                                                           -----------           -----------

CAPITAL SHARE TRANSACTIONS
   Net increase (decrease) in net
     assets derived from net change
     in outstanding shares (a)<F7>(b)<F8>                    6,167,412            (2,053,089)
                                                           -----------           -----------
       TOTAL INCREASE (DECREASE)
         IN NET ASSETS                                       7,772,451            (3,931,544)
                                                           -----------           -----------

NET ASSETS
   Beginning of period                                       3,017,332             6,948,876
                                                           -----------           -----------
   END OF PERIOD                                           $10,789,783           $ 3,017,332
                                                           -----------           -----------
                                                           -----------           -----------

(a)<F7>   Net of redemption fees of $257 and $21,396, respectively.
(b)<F8>   A summary of capital share transactions is as follows:

                                    SIX MONTHS ENDED          YEAR ENDED
                                 SEPTEMBER 30, 2003#<F9>    MARCH 31, 2003
                                 -----------------------  ------------------
                                  Shares      Value       Shares       Value
                                  ------      -----       ------       -----
Shares sold                       393,206   $ 7,383,712    55,465  $   890,096
Shares issued in reinvestment
  of distributions                     --            --     1,124       14,712
Shares redeemed                   (68,656)   (1,216,300) (207,886)  (2,957,897)
                                  -------   -----------  --------  -----------
Net increase (decrease)           324,550  $  6,167,412  (151,297) $(2,053,089)
                                  -------   -----------  --------  -----------
                                  -------   -----------  --------  -----------

#<F9>  Unaudited.

See accompanying Notes to Financial Statements.

                            PERKINS OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED            YEAR ENDED
                                                     SEPTEMBER 30, 2003#<F12>      MARCH 31, 2003
                                                     ------------------------      --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment loss                                     $  (182,070)            $   (424,753)
   Net realized loss on investments                           (407,589)              (1,694,048)
   Change in net unrealized
     appreciation (depreciation)
     on investments                                          4,605,782               (7,610,560)
                                                           -----------             ------------
       NET INCREASE (DECREASE) IN NET
         ASSETS RESULTING FROM OPERATIONS                    4,016,123               (9,729,361)
                                                           -----------             ------------

CAPITAL SHARE TRANSACTIONS
   Net decrease in net assets
     derived from net change in
     outstanding shares (a)<F10>(b)<F11>                      (678,487)              (2,457,002)
                                                           -----------             ------------
       TOTAL INCREASE (DECREASE)
         IN NET ASSETS                                       3,337,636              (12,186,363)
                                                           -----------             ------------

NET ASSETS
   Beginning of period                                      13,882,114               26,068,477
                                                           -----------             ------------
   END OF PERIOD                                           $17,219,750             $ 13,882,114
                                                           -----------             ------------
                                                           -----------             ------------

(a)<F10>  Net of redemption fees of $9,020 and $39,911, respectively.
(b)<F11>  A summary of capital share transactions is as follows:

                           SIX MONTHS ENDED                 YEAR ENDED
                       SEPTEMBER 30, 2003#<F12>           MARCH 31, 2003
                       ------------------------        --------------------
                         Shares         Value          Shares         Value
                         ------         -----          ------         -----
Shares sold             101,274      $ 1,251,198      406,164      $ 6,025,678
Shares redeemed        (151,548)      (1,929,685)    (592,515)      (8,482,680)
                       --------      -----------     --------      -----------
Net decrease            (50,274)     $  (678,487)    (186,351)     $(2,457,002)
                       --------      -----------     --------      -----------
                       --------      -----------     --------      -----------

#<F12>  Unaudited.

See accompanying Notes to Financial Statements.

                             PERKINS DISCOVERY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                             SIX MONTHS
                                               ENDED                       YEAR ENDED MARCH 31,                APRIL 9, 1998*<F13>
                                           SEPTEMBER 30,       ---------------------------------------------         THROUGH
                                             2003#<F16>        2003         2002          2001          2000      MARCH 31, 1999
                                           -------------       ----         ----          ----          ----    ------------------
Net asset value,
  beginning of period                          $13.58         $18.61       $16.25        $40.22        $17.35         $15.00
                                               ------         ------       ------        ------        ------         ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                          (0.11)         (0.40)       (0.11)        (0.33)        (0.51)         (0.15)
   Net realized and
     unrealized gain (loss)
     on investments                              6.27          (4.66)        4.59        (15.45)        26.07           2.50
                                               ------         ------       ------        ------        ------         ------
       Total from investment
         operations                              6.16          (5.06)        4.48        (15.78)        25.56           2.35
                                               ------         ------       ------        ------        ------         ------

LESS DISTRIBUTIONS:
   From net
     realized gain                                 --          (0.07)       (2.13)        (8.19)        (2.69)            --
   Paid-in capital from
     redemption fees
     (note 2)                                      --           0.10         0.01            --            --             --
                                               ------         ------       ------        ------        ------         ------
Net asset value,
  end of period                                $19.74         $13.58       $18.61        $16.25        $40.22         $17.35
                                               ------         ------       ------        ------        ------         ------
                                               ------         ------       ------        ------        ------         ------
Total return                                    45.25%^<F15>  (26.63)%      28.44%       (41.40)%      160.88%         15.67%^<F15>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (millions)                             $10.8           $3.0         $6.9          $1.1          $2.0           $0.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before fees waived and
     expenses absorbed                           3.47%+<F14>    4.56%        7.49%        10.86%        12.27%         24.67%+<F14>
   After fees waived and
     expenses absorbed                           2.50%+<F14>    2.50%        2.50%         2.50%         2.50%          2.50%+<F14>

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
   Before fees waived and
     expenses absorbed                          (3.13)%+<F14>  (4.20)%      (6.87)%      (10.03)%      (11.97)%       (23.41)%+<F14>
   After fees waived and
     expenses absorbed                          (2.16)%+<F14>  (2.14)%      (1.88)%       (1.67)%       (2.20)%        (1.24)%+<F14>
   Portfolio turnover rate                      30.88%^<F15>   54.67%       49.92%        73.76%       144.58%        137.32%^<F15>

*<F13>    Commencement of operations.
+<F14>    Annualized.
^<F15>    Not Annualized.
#<F16>    Unaudited.

See accompanying Notes to Financial Statements.

                            PERKINS OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                          SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                           SEPTEMBER 30,       -----------------------------------------------------------
                                             2003#<F19>        2003         2002          2001          2000          1999
                                          ----------------     ----         ----          ----          ----          ----
Net asset value,
  beginning of period                          $10.22         $16.88       $17.33        $24.85        $11.85        $14.24
                                               ------         ------       ------        ------        ------        ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                          (0.14)         (0.31)       (0.36)        (0.31)        (0.34)        (0.24)
   Net realized and
     unrealized gain (loss)
     on investments                              3.08          (6.38)       (0.36)        (7.21)        13.34         (2.15)
                                               ------         ------       ------        ------        ------        ------
       Total from investment
         operations                              2.94          (6.69)       (0.72)        (7.52)        13.00         (2.39)
                                               ------         ------       ------        ------        ------        ------
   Paid-in capital from
     redemption fees
     (note 2)                                    0.01           0.03         0.27            --            --            --
                                               ------         ------       ------        ------        ------        ------
Net asset value,
  end of period                                $13.17         $10.22       $16.88        $17.33        $24.85        $11.85
                                               ------         ------       ------        ------        ------        ------
                                               ------         ------       ------        ------        ------        ------
Total return                                    28.74%^<F18>  (39.45)%      (2.60)%      (30.26)%      109.70%       (16.78)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (millions)                             $17.2          $13.9        $26.1         $29.1         $50.2         $31.8
Ratio of expenses to
  average net assets                             2.40%+<F17>    2.42%        2.24%         2.20%         2.18%         2.24%
Ratio of net investment
  loss to average net assets                    (2.11)%+<F17>  (2.03)%      (1.94)%       (1.53)%       (1.90)%       (1.69)%
Portfolio turnover rate                          2.22%^<F18>   10.72%       23.70%        30.08%        29.64%        19.34%

+<F17>    Annualized.
^<F18>    Not Annualized.
#<F19>    Unaudited.

See accompanying Notes to Financial Statements.

                               THE PERKINS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

The Perkins Discovery Fund and The Perkins Opportunity Fund (the "Funds") are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Each Fund's primary investment objective is capital appreciation. The Perkins Discovery Fund and The Perkins Opportunity Fund began operations on April 9, 1998 and February 18, 1993, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Securities traded on a national securities exchange, or Nasdaq are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price.
    Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

B. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. Therefore, no federal income tax provision is required.

C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Income and capital gains distributions to shareholders are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Those differences are primarily due to differing treatments for net operating losses.

D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

E. Share Valuation. The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund's net asset value per share. The Funds charge a 1.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Both Funds will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

For the period ended September 30, 2003, Perkins Capital Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the period ended September 30, 2003, The Perkins Discovery Fund and The Perkins Opportunity Fund incurred $28,449 and $86,513, respectively, in advisory fees.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees for The Perkins Discovery Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.50% of its average daily net assets. For the period ended September 30, 2003, the Advisor has voluntarily waived fees of $27,559 for The Perkins Discovery Fund.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the period to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.

U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds' Administrator and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds' Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $12 million                  $30,000
     $12 to $50 million                 0.25% of average daily net assets
     $50 to $100 million                0.20% of average daily net assets
     $100 to $200 million               0.15% of average daily net assets
     Over $200 million                  0.10% of average daily net assets

For the period ended September 30, 2003, The Perkins Discovery Fund and The Perkins Opportunity Fund incurred Administration fees of $15,000 and $21,628, respectively.

U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION COSTS

Each Fund has adopted a Distribution Plan (the "Plans") in accordance with Rule 12b-1 under the 1940 Act. The Plans provide that the Funds may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Funds. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the period ended September 30, 2003, The Perkins Discovery Fund and The Perkins Opportunity Fund paid the Distributor $7,112 and $21,628, respectively, under the Plan.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2003, the cost of purchases and the proceeds from sales of securities for The Perkins Discovery Fund, excluding short-term securities, was $4,378,190 and $1,302,904, respectively.

For the period ended September 30, 2003, the cost of purchases and the proceeds from sales of securities for The Perkins Opportunity Fund, excluding short-term securities, was $2,404,335 and $336,735, respectively.

NOTE 6 - REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Funds will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Funds in each agreement, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the accounts of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

NOTE 7 - INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the Investment Company Act of 1940, are companies 5% or more of whose outstanding voting shares are held by the Fund. For the six months ended September 30, 2003, The Perkins Opportunity Fund had the following transactions with affiliated companies:

                                                                                     Amount of         Amount of
                                                                                     Dividends           Gain
                                                                                    Credited to       Realized on
                                                                                     Income for     Sale of Shares
                                                                                      the Six           for the
                           Shares                                       Shares         Months         Six Months
                            Held                                         Held          Ended             Ended
                           March        Purchases/       Sales/       September      September         September
                          31, 2003      Additions      Reductions      30, 2003       30, 2003         30, 2003
                          --------      ----------     ----------     ---------      ---------         ---------
Insignia Systems, Inc.    725,000           --             --          725,000           --               --

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Trust are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Funds' officers and trustees and is available, without charge, upon request.

                                                        Independent Trustees
                                                        --------------------

                                    Term of        Principal                     # of Funds    Other
                       Position     Office and     Occupation                    in complex    Directorships
Name, Age              Held with    Length of      During                        overseen      Held by
and Address            the Trust    Time Served    Past Five Years               by Trustee    Trustee
-----------            ---------    -----------    ---------------               ----------    -------------
Dorothy A. Berry       Chairman     Indefinite     Talon Industries                  2         Not
(Born 1943)            and          Term           (administrative,                            Applicable
2020 E. Financial Way  Trustee                     management &
Suite 100                           Since          business
Glendora, CA 91741                  May 1991       consulting);
                                                   formerly Chief
                                                   Operating Officer,
                                                   Integrated Assets
                                                   Management
                                                   (investment advisor
                                                   and manager) and
                                                   formerly President,
                                                   Value Line, Inc.,
                                                   (investment advisory
                                                   & financial
                                                   publishing firm).

Wallace L. Cook        Trustee      Indefinite     Retired; formerly                 2         Not
(Born 1939)                         Term           Senior Vice                                 Applicable
2020 E. Financial Way                              President,
Suite 100                           Since          Rockefeller Trust
Glendora, CA 91741                  May 1991       Co.; Financial
                                                   Counselor,
                                                   Rockefeller & Co.

Carl A. Froebel        Trustee      Indefinite     Private Investor;                 2         Not
(Born 1938)                         Term           formerly Managing                           Applicable
2020 E. Financial Way                              Director, Premier
Suite 100                           Since          Solutions, Ltd.;
Glendora, CA 91741                  May 1991       formerly President
                                                   and Founder,
                                                   National Investor
                                                   Data Services, Inc.
                                                   (investment related
                                                   computer software).

Rowley W.P. Redington  Trustee      Indefinite     President; Intertech              2         Not
(Born 1944)                         Term           Computer Services                           Applicable
2020 E. Financial Way                              Corp. (consumer
Suite 100                           Since          electronics and
Glendora, CA 91741                  May 1991       computer service
                                                   and marketing);
                                                   formerly Vice
                                                   President, PRS of
                                                   New Jersey, Inc.
                                                   (management
                                                   consulting), and
                                                   Chief Executive
                                                   Officer, Rowley
                                                   Associates (consultants).

                                                  Interested Trustees and Officers
                                                  --------------------------------

Steven J. Paggioli     Trustee      Indefinite     Consultant, U.S.                  2         Trustee,
(Born 1950)                         Term           Bancorp Fund                                Managers
2020 E. Financial Way                              Services, LLC                               Funds
Suite 100                           Since          since July 2001;
Glendora, CA 91741                  May 1991       formerly Executive
                                                   Vice President,
                                                   Investment
                                                   Company
                                                   Administration,
                                                   LLC ("ICA")
                                                   (mutual fund
                                                   administrator and
                                                   the Fund's former
                                                   administrator).

Robert M. Slotky       President    Indefinite     Vice President,                             Not
(Born 1947)                         Term           U.S. Bancorp                                Applicable
2020 E. Financial Way,                             Fund Services,
Suite 100                           Since          LLC since July
Glendora, CA  91741                 August 2002    2001; formerly,
                                                   Senior Vice
                                                   President, ICA
                                                   (May 1997-July
                                                   2001); former
                                                   instructor of
                                                   accounting at
                                                   California State
                                                   University-
                                                   Northridge (1997).

Eric W. Falkeis        Treasurer    Indefinite     Vice President,                             Not
(Born 1973)                         Term           U.S. Bancorp                                Applicable
615 E. Michigan St.                                Fund Services,
Milwaukee, WI  53202                Since          LLC since 1997;
                                    August 2002    Chief Financial
                                                   Officer, Quasar
                                                   Distributors, LLC,
                                                   since 2000.

Chad E. Fickett        Secretary    Indefinite     Compliance                                  Not
(Born 1973)                         Term           Administrator,                              Applicable
615 E. Michigan St.                                U.S. Bancorp
Milwaukee, WI  53202                Since          Fund Services,
                                    March 2002     LLC since July
                                                   2000.

                                    Advisor
                        PERKINS CAPITAL MANAGEMENT, INC.
                              730 East Lake Street
                            Wayzata, MN  55391-1769
                                 (800) 998-3190
                                 (952) 473-8367

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                           Milwaukee, WI  53201-0701

                              Independent Auditors
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]
------------------

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
-----------------

(a)  Not applicable for semi-annual reports.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date   November 24, 2003
            -----------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date   November 24, 2003
            -----------------------------------------------------

     By (Signature and Title) /s/ Eric W. Falkeis
                              -----------------------------------
                              Eric W. Falkeis, Treasurer

     Date   November 24, 2003
            -----------------------------------------------------